SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Employee benefit expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Analysis of income and expense [abstract]
Salaries, wages and other short-term employee benefits	$ 631,619	$ 501,036
Share-based payments	32,401	37,660
Post-employment benefits	33,608	28,085
Employee benefits expenses	$ 697,628	$ 566,781